INCOME TAXES (Schedule of Israel and International Components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 158,409	$ 109,253	$ 56,496
Domestic [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	121,076	76,400	42,164
Foreign [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 37,333	$ 32,853	$ 14,332